Trade and Other Receivables - Disclosure of allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other Receivables [Line Items]
Beginning balance			$ 99,089
Write-off			393	$ 880
Ending balance	$ 80,100		80,100
Impairment loss recognised in profit or loss, trade receivables			2,419	1,796
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	(273)	$ 5	(2,483)	(1,796)
Trade receivables loss allowance	$ 2,882	$ 1,064	$ 2,882	$ 1,064	$ 856	$ 148